Submission	Feb. 25, 2025
Submission [Line Items]
Central Index Key	0000835011
Registrant Name	MGP INGREDIENTS INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES